SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

Information for the Company’s reportable segments for the years ended December 31, 2017, December 31, 2016, and December 31, 2015 are as follows:

Year Ended December 31, 2017	Consumer Operations	Drug Development	Corporate	Consolidated
Total revenue	$1,274,499	—	—	$1,274,499
Loss from operations	$8,877,330	16,715,752	9,132,544	$34,725,626
Interest income, net	$—	—	291,964	$291,964

Year Ended December 31, 2016	Consumer Operations	Drug Development	Corporate	Consolidated
Total revenue	$1,010,663	—	—	$1,010,663
Loss from operations	$10,023,137	19,620,338	10,242,757	$39,886,232
Interest income, net	$—	—	393,109	$393,109

Year Ended December 31, 2015	Consumer Operations	Drug Development	Corporate	Consolidated
Total revenue	$—	—	—	$—
Loss from operations	$7,892,584	12,224,692	9,096,382	$29,213,658
Interest income, net	$—	—	72,028	$72,028

Schedule Of Information For The Company's Operating Segments

Information for the Company’s reportable segments for the three months ended September 30, 2018 and 2017 are as follows:

Three Months Ended September 30, 2018	Consumer Operations	Drug Development	Corporate	Consolidated
Total revenue	$250,991	—	—	$250,991
Interest income, net	$—	—	28,210	$28,210
Loss from operations	$18,293	864,934	1,783,356	$2,666,583

Three Months Ended September 30, 2017	Consumer Operations	Drug Development	Corporate	Consolidated
Total revenue	$413,601	—	—	$413,601
Interest income, net	$—	—	77,339	$77,339
Loss from operations	$2,323,919	4,683,533	2,402,000	$9,409,452

Information for the Company’s reportable segments for the nine months ended September 30, 2018 and 2017 are as follows:

Nine Months Ended September 30, 2018	Consumer Operations	Drug Development	Corporate	Consolidated
Total revenue	$675,075	—	—	$675,075
Interest income, net	$—	—	139,612	$139,612
Loss from operations	$1,921,286	11,699,499	6,432,299	$20,053,084

Nine Months Ended September 30, 2017	Consumer Operations	Drug Development	Corporate	Consolidated
Total revenue	$991,671	—	—	$991,671
Interest income, net	$—	—	227,535	$227,535
Loss from operations	$7,072,225	12,472,149	7,088,292	$26,632,666